SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES (Tables)	12 Months Ended
Dec. 31, 2020
SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES
Schedule of key macroeconomic parameters for estimation of expected credit losses

	Year	Scenarios
Items		Basic	Negative	Positive

Growth rate of gross GDP growth rate	2021	8.83%	8.39%	9.27%
	2022 and subsequent years	5.30%	5.04%	5.57%
Consumer Price Index Growth Rate	2021	1.33%	1.26%	1.40%
	2022 and subsequent years	2.40%	2.28%	2.52%